Series A Preferred Stock (Details) - $ / shares	Sep. 30, 2017	Jul. 24, 2017	Jul. 05, 2017	Jun. 30, 2017	Jun. 30, 2016	Nov. 16, 2015
Series C Preferred Stock
Series A Preferred Stock Outstanding	1,000,000			1,000,000	1,000,000
Formerly entitled to vote rate		$ 1,200	$ 100
Common Stock conversion to preferred stock rate		400	100
current entitled to vote rate		$ 400	$ 1,200
Increase in Authorized Shares of Preferred Stock						10,000,000